Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 01, 2023 USD ($) shares	Feb. 09, 2023 USD ($)	Jan. 01, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022	Dec. 31, 2022 USD ($) Segment $ / shares	Dec. 31, 2021 USD ($) $ / shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from Revenue Interest Financing						$ 40,000
Number of operating segments | Segment								1
Number of reporting segments | Segment								1
Impairment of long lived assets held for use								$ 0	$ 0
Percentage of tax benefit to be realized for recognition in the income statement								50.00%	50.00%
Operating lease right of use assets				$ 3,217		3,217		$ 2,899	$ 0
Operating lease liabilities				$ 3,387		$ 3,387		$ 3,068
Common stock, par value | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Selling and Marketing Expense [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shipping and logistics expenses								$ 3,600	$ 700
Advertising and marketing costs								$ 16,000	$ 7,100
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Earn-out shares receivable | shares	9,000,000
Revenue Interest Financing Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from Revenue Interest Financing	$ 40,000
Revenue Interest Financing Agreement | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of annual net sales		6.00%
Remittance of revenue interest payments percentage		10.00%
Additional revenue interest		$ 7,500
New Allurion
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value | $ / shares								$ 0.0001
New Allurion | Revenue Interest Financing Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from Revenue Interest Financing	$ 40,000
New Allurion | Revenue Interest Financing Agreement | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of annual net sales		6.00%
Remittance of revenue interest payments percentage		10.00%
Total revenue | Customer concentration risk | Customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk, percentage				10.00%	10.00%	10.00%	10.00%
Accounts receivable | Customer concentration risk | Customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk, percentage								10.00%	10.00%
Other Noncurrent Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred offering costs								$ 2,300
ASU 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle accounting standards update adopted				true		true
Change in accounting principle accounting standards update adoption date				Jan. 01, 2023		Jan. 01, 2023
Change in accounting principle accounting standards update immaterial effect				true		true
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle accounting standards update adopted				true		true
Change in accounting principle accounting standards update adoption date				Jan. 01, 2022		Jan. 01, 2022
Operating lease right of use assets			$ 1,900
Operating lease liabilities			2,100
Derecognition of deferred rent			$ 200